Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities [Abstract]
Accrued expenses	$ 50	$ 75